RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Plan assets	$ 760	$ 808
Less accrued benefit obligation	(685)	(813)
Accrued benefit asset (liability)	$ 75	$ (5)